Unaudited Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 335,615	$ 313,988
Trade accounts receivable	7,243	3,853
Prepayments and other assets	8,547	7,512
Due from related party (Note 5)	$ 0	$ 1,131
Accounts Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Inventories	$ 4,639	$ 4,844
Claims	865	865
Derivative assets (Note 9)	2,420	0
Current assets of discontinued operations (Note 3)	1,303	73,350
Total current assets	360,632	405,543
Fixed assets
Advances for vessels under construction - related party	54,000	54,000
Vessels, net and vessels under construction (Note 6)	3,609,388	3,527,305
Total fixed assets	3,663,388	3,581,305
Other non-current assets
Above market acquired charters (Note 7)	84,267	101,574
Deferred charges, net	834	361
Restricted cash (Note 8)	21,547	22,521
Derivative assets (Note 9)	14,846	1,574
Prepayments and other assets	24	4
Total non-current assets	3,784,906	3,707,339
Total assets	4,145,538	4,112,882
Current liabilities
Current portion of long-term debt, net (Note 8)	129,076	128,383
Trade accounts payable	10,450	15,119
Due to related parties (Note 5)	$ 5,538	$ 3,542
Accounts Payable, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Accrued liabilities	$ 37,230	$ 32,157
Deferred revenue	18,236	29,804
Derivative liabilities (Note 9)	0	18,114
Current liabilities of discontinued operations (Note 3)	16,754	16,372
Total current liabilities	217,284	243,491
Long-term liabilities
Long-term debt, net (Note 8)	2,417,579	2,450,129
Below market acquired charters (Note 7)	68,895	75,659
Deferred revenue	2,927	634
Total long-term liabilities	2,489,401	2,526,422
Total liabilities	2,706,685	2,769,913
Commitments and contingencies (Note 14)	0	0
Total shareholders' equity	1,438,853	1,342,969
Total liabilities and shareholders' equity	$ 4,145,538	$ 4,112,882